UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2012

1.809100.109

SMA-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.3%
	Principal Amount	Value
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.5% 11/7/12, VRDN (a)	$ 1,100,000	$ 1,100,000
Massachusetts - 64.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	52,100,000	52,100,000
Series ROC II R 11933, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Series 2008 A1, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,010,000	18,010,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,000,000	3,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.25% 11/7/12, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A2, 0.18% 11/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100,000	6,100,000
Series 2010 A3, 0.21% 11/7/12, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.22% 11/7/12, LOC Freddie Mac, VRDN (a)	3,560,000	3,560,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.22% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.18% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	20,250,000	20,250,000
(Boston Univ. Proj.) Series U-6C, 0.22% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.21% 11/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,800,000	3,800,000
(City Year Proj.) Series 2006, 0.3% 11/7/12, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
(College of the Holy Cross Proj.) Series 2008 A, 0.22% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
(Fay School Proj.) Series 2008, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	5,350,000	5,350,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.26% 11/7/12, LOC Bank of America NA, VRDN (a)	12,175,000	12,175,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(ISO New England, Inc. Proj.) Series 2005, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	$ 100,000	$ 100,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.25% 11/7/12, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.23% 11/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,400,000	4,400,000
(Olin College Proj.):
Series 2008 C2, 0.25% 11/1/12, LOC RBS Citizens NA, VRDN (a)	6,800,000	6,800,000
Series 2008 C3, 0.25% 11/1/12, LOC RBS Citizens NA, VRDN (a)	3,635,000	3,635,000
(Smith College Proj.) Series 2007, 0.18% 11/7/12 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.22% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	1,560,000	1,560,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	23,735,000	23,735,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	1,940,000	1,940,000
Series 2006, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,025,000	4,025,000
Massachusetts Gen. Oblig. Participating VRDN:
Series BC 12 119 W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200,000	5,200,000
Series Clipper 07 06, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,900,000	17,900,000
Series Clipper 07 39, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	28,900,000	28,900,000
Series Merlots 2008-C54, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,900,000	1,900,000
Series Putters 3699, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series Putters 3898, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500,000	3,500,000
Series Putters 802, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Series Putters 803, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(c)	4,475,000	4,475,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.23% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	5,550,000	5,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	$ 7,600,000	$ 7,600,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.18% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Series 2010 N4, 0.24% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	9,005,000	9,005,000
(Fairview Extended Care Proj.) Series B, 0.26% 11/7/12, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.18% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	28,180,000	28,180,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.23% 11/1/12, LOC TD Banknorth, NA, VRDN (a)	6,245,000	6,245,000
(Home for Little Wanderers Proj.) Series B, 0.22% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,080,000	3,080,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400,000	9,400,000
(Peabody Essex Museum Proj.) Series 2002, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	12,420,000	12,420,000
Participating VRDN:
Series BA 08 1056, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (a)(c)	3,310,000	3,310,000
Series BA 08 3320, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(c)	6,190,000	6,190,000
Series BA 08 3503, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (a)(c)	5,550,000	5,550,000
Series BBT 08 54, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,300,000	6,300,000
Series BBT 08 56, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	3,500,000	3,500,000
Series BC 10 20W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,550,000	2,550,000
Series Putters 3163, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,655,000	5,655,000
Series Putters 3529, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 3530, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,495,000	11,495,000
Series Putters 3650, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,200,000	3,200,000
Series ROC II R 11913, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,290,000	2,290,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	4,080,000	4,080,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	9,300,000	9,300,000
Series 2008 A, 0.21% 11/7/12, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	5,115,000	5,115,000
Series EGL 07 0033, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	19,800,000	19,800,000
Series EGL 07 0067, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	19,100,000	19,100,000
Series EGL 07 0092, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(c)	14,700,000	14,700,000
Series Putters 1052Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,995,000	2,995,000
Series Putters 1920, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,985,000	7,985,000
Series Putters 2479Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500,000	3,500,000
Series Putters 2857, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,545,000	15,545,000
Series Putters 3691, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,425,000	1,425,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	12,430,000	12,430,000
Series Putters 2847, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.24% 11/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	22,500,000	22,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)	$ 23,500,000	$ 23,500,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.24% 11/7/12, LOC Lloyds TSB Bank PLC, VRDN (a)	66,840,000	66,840,000
		706,590,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.33% 11/7/12, LOC KeyBank NA, VRDN (a)	100,000	100,000
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.21% 11/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	3,870,000	3,870,000
TOTAL VARIABLE RATE DEMAND NOTE		711,660,000
Other Municipal Debt - 20.7%

Massachusetts - 20.7%
Arlington Gen. Oblig. BAN 0.75% 11/15/12	6,120,664	6,122,062
Auburn Gen. Oblig. BAN 1.5% 1/25/13	2,043,540	2,049,445
Bellingham Gen. Oblig. BAN Series 2012 A, 1% 12/19/12	5,263,871	5,269,448
Boston Gen. Oblig. Bonds:
Series 2009 A, 4% 4/1/13	750,000	761,524
Series 2009 C, 3% 2/1/13	1,000,000	1,007,008
Burlington Gen. Oblig. BAN Series 2012, 1.25% 7/26/13	3,135,000	3,158,548
Chicopee Gen. Oblig. BAN 0.85% 11/29/12	4,000,000	4,001,857
Framingham Gen. Oblig. BAN 0.5% 12/14/12	8,578,202	8,581,708
Franklin Gen. Oblig. BAN 1.25% 8/16/13	4,700,000	4,739,199
Gloucester Gen. Oblig. BAN 0.6% 2/8/13	2,900,000	2,903,262
Lexington Gen. Oblig. BAN Series 2012 B, 0.5% 2/22/13	2,835,900	2,838,857
Massachusetts Bay Trans. Auth. Bonds Series C, 5.5% 3/1/13 (Massachusetts Gen. Oblig. Guaranteed)	2,000,000	2,035,037
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2006 B, 5% 7/1/13	1,000,000	1,031,701
Massachusetts Dev. Fin. Agcy. Series 2001, 0.18% 12/3/12, LOC TD Banknorth, NA, CP	2,249,000	2,249,000
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2, 0.26% 11/5/12, LOC Bank of America NA, CP	1,600,000	1,600,000
Series 2001, 0.2% 12/6/12, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/12	$ 6,205,000	$ 6,205,000
Series 2002 C, 5.5% 11/1/12	2,600,000	2,600,000
Series 2009 A, 5% 3/1/13	3,000,000	3,047,573
Series 2010 A, 0.59% 2/1/13 (a)	1,000,000	1,000,000
Series 2010 B, 4% 6/1/13	2,000,000	2,043,916
RAN Series 2012 A:
2% 4/25/13	25,100,000	25,320,702
2% 5/23/13	43,800,000	44,246,162
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.):
Series 2008 H1, 0.19% tender 3/6/13, CP mode	2,400,000	2,400,000
Series 2008 H2, 0.18% tender 2/19/13, CP mode	18,000,000	18,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.14% tender 11/8/12, CP mode	3,600,000	3,600,000
0.18% tender 1/10/13, CP mode	5,000,000	5,000,000
Series 2008 H2, 0.17% tender 12/5/12, CP mode	7,020,000	7,020,000
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	1,125,000	1,134,148
Series 2010 J2, 5% 7/1/13	1,500,000	1,547,030
Series Z, 5.75% 1/15/13	1,425,000	1,441,222
Series EE:
0.15% 11/9/12, CP	1,000,000	1,000,000
0.17% 12/14/12, CP	3,200,000	3,200,000
0.21% 2/13/13, CP	2,200,000	2,200,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.45% tender 11/26/12, CP mode	3,700,000	3,700,000
Series 1993 B, 0.5% tender 12/7/12, CP mode	1,300,000	1,300,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear #3 Proj.) Series 2011, 5% 7/1/13	1,000,000	1,030,524
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/13	1,290,000	1,338,295
Series 2009 A, 4% 5/15/13	2,275,000	2,321,372
Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,820,000	4,820,000
Massachusetts Spl. Oblig. Rev. Bonds (Hwy. Grant Prog.) Series 2010 A, 5% 6/15/13	670,000	689,307
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2010 A, 3% 5/1/13	$ 450,000	$ 456,041
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.8% tender 11/9/12, CP mode	400,000	400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	3,675,000	3,675,000
Series 1999, 0.17% 1/17/13, LOC State Street Bank & Trust Co., Boston, CP	5,000,000	5,000,000
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	4,200,000	4,228,487
Scituate Gen. Oblig. BAN 1.75% 11/16/12	2,186,479	2,187,702
Walpole Gen. Oblig. BAN 1.75% 11/29/12	3,060,000	3,063,193
Waltham Gen. Oblig. Bonds 3% 2/1/13	1,948,000	1,961,672
Westborough Gen. Oblig. BAN 1.25% 8/23/13	2,891,539	2,914,364
Westfield Gen. Oblig. BAN 0.75% 12/14/12	3,300,000	3,302,205
TOTAL OTHER MUNICIPAL DEBT		226,139,571
Investment Company - 13.9%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.21% (b)	151,061,389	151,061,389
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,088,860,960)		1,088,860,960
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,569,692
NET ASSETS - 100%		$ 1,090,430,652
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,495,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11 - 2/2/12	$ 4,820,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 222,939
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2012, the cost of investment securities for income tax purposes was $1,088,860,960.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2012

1.809072.109

MFL-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,761,125
Series 2008:
5.375% 10/1/14	785,000	818,959
5.875% 10/1/18	1,900,000	2,131,268
		5,711,352
Massachusetts - 95.2%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,424,891
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,390,243
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,509,500
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,522,316
Series 2012 A, 5% 4/1/21	8,130,000	10,332,417
Series A, 5% 1/1/17	480,000	526,248
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	2,035,000
5% 11/1/26	1,500,000	1,754,655
5% 11/1/28	2,195,000	2,563,299
Sr. Series A:
5.25% 11/1/19	10,325,000	12,007,459
5.75% 11/1/13	730,000	747,776
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	6,067,000
5% 5/15/24	5,050,000	6,092,825
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,100,110
5% 4/1/16 (FSA Insured)	1,000,000	1,138,280
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,094,329
5% 1/1/24	340,000	427,530
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,441,510
5% 5/15/19 (AMBAC Insured)	1,000,000	1,026,580
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,298,862
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,070,790
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,403,419
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410,000	$ 1,577,254
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,451,794
Lynn Gen. Oblig. 5% 12/1/14	3,560,000	3,843,661
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,035,060
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,217,920
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,670,651
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,358,643
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	770,513
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,805,000	3,514,441
Series 1992 B, 6.2% 3/1/16	27,525,000	29,753,975
7% 3/1/21	725,000	972,319
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	28,828,800
Series 2012 A:
5% 7/1/21	14,025,000	17,799,829
5% 7/1/22	6,085,000	7,778,821
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,577,547
5.25% 7/1/21	4,000,000	5,156,960
5.25% 7/1/23	3,950,000	5,167,509
Series 2004 B:
5.25% 7/1/17	2,680,000	3,215,759
5.25% 7/1/21	12,670,000	16,334,671
Series 2004 C, 5.5% 7/1/18	3,115,000	3,893,594
Series 2005 A, 5% 7/1/24	7,000,000	9,038,610
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,397,640
Series 2006 A:
5.25% 7/1/29	3,005,000	3,993,795
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A:
5.25% 7/1/32	$ 6,745,000	$ 8,938,272
Series 2006 B, 5.25% 7/1/21	8,405,000	10,836,062
Series 2006 C:
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	9,900,000	12,237,786
5% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	10,000,000	12,361,400
Series 2010 B:
5% 7/1/26	1,000,000	1,187,730
5% 7/1/27	865,000	1,024,722
5% 7/1/28	1,000,000	1,183,110
5% 7/1/30	1,000,000	1,170,140
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	6,880,000	8,528,998
5% 6/1/25	12,940,000	15,926,681
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,575,165
5% 1/1/17	1,250,000	1,416,413
5% 1/1/18	1,920,000	2,155,872
5% 1/1/19	2,225,000	2,475,735
5% 1/1/20	3,000,000	3,310,410
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,226,164
5% 1/1/25	13,340,000	15,230,545
5% 1/1/26	4,210,000	4,774,519
5% 1/1/27	7,000,000	7,890,470
5% 1/1/30	5,000,000	5,715,600
5% 1/1/35	4,230,000	4,759,385
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,004,420
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,299,220
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,901,775
5% 7/1/21	3,090,000	3,559,464
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,696,200
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U4, 5.7% 10/1/40	$ 3,100,000	$ 3,476,681
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,161,316
5% 10/1/24	1,210,000	1,344,891
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,706,302
5.25% 12/1/25	820,000	898,433
5.625% 12/1/30	1,000,000	1,093,410
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,721,235
Series 2008 B, 5% 9/1/22	1,100,000	1,291,059
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,184,305
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,939,750
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,475,000	1,476,151
5.5% 10/1/28	5,660,000	5,660,000
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,500,000	10,259,415
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (a)	3,000,000	3,092,280
Series 2008, 5.75% 9/1/25	9,500,000	11,168,485
Series 2010 B1, 5% 10/15/40	22,940,000	26,707,436
Series 2010 B2, 5.25% 2/1/34	5,000,000	6,076,000
Series 2011 B, 5% 7/1/41	6,520,000	7,327,437
Series 2011 H:
5.125% 7/1/26	5,500,000	6,210,380
5.5% 7/1/31	7,750,000	8,793,150
Series 2011:
5% 10/1/20	1,215,000	1,471,389
5% 7/1/41	5,000,000	5,619,200
5.25% 10/1/41	5,485,000	6,142,542
Series 2012 C:
5.25% 7/1/25	2,000,000	2,247,940
5.25% 7/1/26	2,000,000	2,230,740
Series 2012 G:
5% 10/1/23	2,245,000	2,606,894
5% 10/1/24	1,625,000	1,871,805
5% 10/1/25	1,600,000	1,834,944
5% 10/1/26	1,170,000	1,334,958
5% 10/1/27	1,235,000	1,401,947
5% 10/1/28	1,240,000	1,401,473
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2012 J, 5% 7/1/42	$ 7,000,000	$ 8,108,520
Series I, 6.875% 1/1/41	9,500,000	11,333,025
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,928,345
Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,458,380
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,430,800
5.5% 1/1/22	3,500,000	4,037,635
5.5% 1/1/23 (b)	2,065,000	2,283,023
Series 2010 B:
4.5% 1/1/16 (b)	820,000	874,587
4.8% 1/1/17 (b)	2,485,000	2,708,153
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity)	1,455,000	1,428,694
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,299,220
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,598,440
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	695,000	700,497
Series 2004 A, 5.5% 8/1/30	2,000,000	2,778,320
Series 2004 B, 5.25% 8/1/22	15,000,000	19,401,750
Series 2005 A, 5% 3/1/18	25,000,000	27,490,000
Series 2006 B:
5.25% 9/1/22	5,360,000	6,950,687
5.25% 9/1/23	9,400,000	12,274,050
Series 2006 D, 5% 8/1/19	8,990,000	10,359,986
Series 2007 A, 0.87% 5/1/37 (a)	20,250,000	18,457,268
Series 2007 C:
5% 8/1/37	36,375,000	41,319,454
5.25% 8/1/21 (AMBAC Insured)	980,000	1,181,880
5.25% 8/1/22	4,085,000	4,915,930
5.25% 8/1/23	12,960,000	15,562,757
5.25% 8/1/24	6,550,000	7,848,603
5.25% 8/1/25 (FSA Insured)	10,000,000	11,957,000
Series 2008 A:
5% 8/1/20	1,615,000	1,955,329
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2008 A:
5% 8/1/22	$ 3,685,000	$ 4,416,251
5% 8/1/24	7,380,000	8,746,038
Series 2009 A:
5% 3/1/29	1,520,000	1,812,402
5% 3/1/39	17,000,000	19,438,480
Series 2009 B, 5% 7/1/24	1,800,000	2,173,518
Series 2011 A:
5% 4/1/26	5,425,000	6,552,424
5% 4/1/28	5,880,000	7,042,300
Series 2011 B:
5% 8/1/23	5,770,000	7,074,770
5% 8/1/24	1,750,000	2,133,040
Series 2011 D, 5% 10/1/24	7,860,000	9,702,463
Series 2012 B, 5% 6/1/25	12,855,000	15,532,054
Series C, 5.5% 12/1/22	7,200,000	9,519,336
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,338,500
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,146,610
5% 10/1/19	3,290,000	3,807,254
5% 10/1/21	3,270,000	3,703,242
5% 10/1/23	2,000,000	2,240,240
5% 10/1/25	5,950,000	6,606,464
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	9,075,000	9,115,293
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,163,440
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,074,660
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,168,771
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,710
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	880,200
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,965,583
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,230,740
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,714,545
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,648,375
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,200
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,122,870
Series 2008 E1:
5% 7/1/28	2,525,000	2,715,006
5.125% 7/1/33	2,000,000	2,185,740
5.125% 7/1/38	4,040,000	4,397,823
5.375% 7/1/21	10,850,000	12,405,239
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,964,310
5.375% 7/1/24	5,015,000	5,663,540
5.375% 7/1/25	3,500,000	3,940,930
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,161,197
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,646,800
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,388,550
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,243,325
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,417,893
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,145,850
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,583,770
Series 2008 O, 6% 7/1/36	20,500,000	25,635,250
Series L, 5% 7/1/23	3,990,000	5,259,139
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	689,952
5% 10/1/17	750,000	882,240
5% 10/1/18	500,000	600,105
5% 10/1/20	2,000,000	2,345,980
5% 10/1/22	1,160,000	1,325,810
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/27	$ 3,030,000	$ 3,374,723
5% 10/1/28	1,000,000	1,110,330
5% 10/1/33	5,000,000	5,444,150
Series 2009 Y1:
5% 10/1/15	1,425,000	1,592,609
5% 10/1/16	1,495,000	1,719,130
5% 10/1/17	1,570,000	1,846,822
5% 10/1/19	1,730,000	2,082,955
Series 2009 Y2:
5% 10/1/16	1,090,000	1,253,413
5% 10/1/17	1,145,000	1,346,886
5% 10/1/18	1,215,000	1,459,786
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,563,704
5% 7/1/19	1,760,000	1,944,994
5% 7/1/20	2,350,000	2,597,667
5% 7/1/21	1,150,000	1,265,449
5% 7/1/22	1,855,000	2,034,583
Series 2007 G:
5% 7/1/18	1,500,000	1,758,810
5% 7/1/20	1,300,000	1,493,102
5% 7/1/22	1,350,000	1,524,015
5% 7/1/27	7,750,000	8,553,210
5% 7/1/28	5,515,000	6,068,761
Series 2009 I3:
5% 7/1/21	2,300,000	2,735,804
5% 7/1/22	5,000,000	5,855,500
Series 2010 J1, 5% 7/1/39	23,500,000	25,707,120
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	370,000	370,792
5.75% 7/1/29	6,370,000	6,379,746
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	5,260,410
Series J, 5.5% 8/15/17	500,000	608,365
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,509,994
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,258,150
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,735,000	$ 3,984,012
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,032,157
5% 7/1/20	2,075,000	2,134,345
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,033,743
Series 2006 L:
5% 7/1/17	1,000,000	1,166,360
5% 7/1/18	1,000,000	1,160,820
5% 7/1/19	1,695,000	1,945,657
5% 7/1/20	2,410,000	2,757,016
5% 7/1/21	2,535,000	2,879,456
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	20,866,238
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	2,021,114
5.375% 6/1/30	8,000,000	9,135,600
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,411,735
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,251,605
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,522,544
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,775,072
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,240,480
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	4,000,000	4,031,280
Series 2005 D:
5.25% 7/1/30	3,000,000	3,024,900
5.375% 7/1/35	1,160,000	1,170,324
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,372,431
Series 2010 H, 5% 7/1/16	1,000,000	1,129,360
Series E, 5% 7/15/27	7,195,000	7,422,002
5% 7/1/17	115,000	118,413
5% 7/1/19	130,000	133,832
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A:
5% 7/1/15	$ 5,500,000	$ 6,098,015
5% 7/1/16	3,700,000	4,231,320
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,788,428
5% 7/1/21 (AMBAC Insured)	5,010,000	5,543,565
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,921,101
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,787,709
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,343,800
Series 2010 A:
5% 7/1/34	2,000,000	2,370,840
5% 7/1/40	12,000,000	13,914,960
Series 2012 A, 5% 7/1/42 (b)	9,600,000	10,754,112
Series 2012 B:
5% 7/1/25	4,150,000	5,082,879
5% 7/1/27	6,570,000	7,952,262
5% 7/1/28	5,030,000	6,054,812
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,622,610
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,078,590
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,671,431
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,068,310
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	10,969,100
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,017,876
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,041,812
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,001,100
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,000,950
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,555,889
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,000,960
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,001,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/22 (Pre-Refunded to 8/15/15 @ 100)	$ 5,540,000	$ 6,243,248
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	2,000,000	2,253,880
5% 8/15/27 (Pre-Refunded to 8/15/15 @ 100)	3,860,000	4,344,276
5% 8/15/27 (Pre-Refunded to 8/15/15 @ 100)	6,140,000	6,910,324
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	113,335,000	124,998,289
Series 2007 A:
4.75% 8/15/32	2,685,000	2,988,674
5% 8/15/17 (AMBAC Insured)	5,000,000	5,977,200
5% 8/15/37	6,605,000	7,522,831
Series 2011 B:
5% 10/15/41	35,000,000	40,633,950
5.25% 10/15/35	12,500,000	15,050,750
Series 2012 A:
5% 8/15/23	25,000,000	31,503,500
5% 8/15/24	12,500,000	15,638,625
5% 8/15/25	63,475,000	78,969,248
Series 2012 B:
5% 8/15/27	10,000,000	12,312,400
5% 8/15/28	12,000,000	14,704,320
5% 8/15/29	11,000,000	13,414,610
5% 8/15/30	10,000,000	12,137,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,956,710
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,916,000
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,255,200
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,049,760
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,173,320
5.5% 6/1/16 (FSA Insured)	3,000,000	3,514,080
5.5% 6/1/18 (FSA Insured)	9,740,000	12,163,604
5.5% 6/1/19	10,000,000	12,695,100
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,797,548
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	$ 6,080,000	$ 3,746,800
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,352,450
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,309,392
Series 2006 A:
5% 5/1/31 (Pre-Refunded to 5/1/16 @ 100)	5,000,000	5,773,450
5% 5/1/36 (AMBAC Insured)	9,220,000	10,085,666
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,071,087
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,526,329
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,865,853
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,830,537
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,887,728
Series 2009 A:
5.375% 5/1/34	2,300,000	2,647,714
5.5% 5/1/39	7,000,000	7,971,810
5.5% 5/1/49	3,440,000	3,865,975
5.75% 5/1/49	10,000,000	11,383,000
Series 2009 B:
5% 5/1/28	1,000,000	1,173,500
5% 5/1/35	5,500,000	6,264,500
5% 5/1/40	4,625,000	5,185,273
Series 2012 A:
5% 5/1/36	5,000,000	5,833,950
5% 5/1/41	10,000,000	11,560,500
Series 2012 B:
5% 5/1/29	2,000,000	2,414,400
5% 5/1/30	1,870,000	2,246,992
5% 5/1/37	3,075,000	3,565,801
5% 5/1/43	11,125,000	12,831,353
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,338,282
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,486,451
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,619,384
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	19,011,108
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,881,620
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,250,020
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,244,649
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	325,920
5% 8/1/29	1,765,000	1,878,472
5% 8/1/34	150,000	159,321
5.25% 8/1/15	2,435,000	2,638,103
Series 12:
5% 8/1/19	13,995,000	16,077,456
5% 8/1/20	9,570,000	10,956,023
Series 13:
5% 8/1/19	3,740,000	4,402,167
5% 8/1/20	5,145,000	6,042,957
5% 8/1/21	5,350,000	6,264,850
5% 8/1/22	8,355,000	9,750,201
5% 8/1/23	6,385,000	7,432,076
5% 8/1/24	1,000,000	1,160,000
Series 2004 A:
5.25% 2/1/18	6,300,000	7,753,662
5.25% 8/1/22	6,525,000	8,547,946
5.25% 2/1/23	1,390,000	1,807,834
5.25% 2/1/24	1,170,000	1,527,646
5.25% 8/1/24	3,780,000	4,966,882
Series 4, 5.125% 8/1/14	70,000	70,240
Series 6:
5.25% 8/1/19	30,000	30,097
5.625% 8/1/14	115,000	115,437
5.625% 8/1/15	25,000	25,092
5.625% 8/1/16	485,000	486,751
Series 8:
5% 8/1/17	110,000	110,343
5% 8/1/20	105,000	105,312
Series 9, 5.25% 8/1/33	595,000	609,185
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 14:
5% 8/1/25	$ 4,950,000	$ 6,063,503
5% 8/1/32	5,685,000	6,782,717
5% 8/1/38	8,390,000	9,813,531
Series 2, 5.25% 2/1/17	95,000	95,311
Series 2002 A, 5.25% 8/1/20	680,000	682,142
Series 2010 A, 5% 8/1/21	9,000,000	11,285,820
Series 2012 A:
5% 8/1/26	5,940,000	7,390,667
5% 8/1/27	5,900,000	7,305,852
5% 8/1/28	6,570,000	8,103,175
Series 6, 5.5% 8/1/30	6,745,000	6,763,414
5% 8/1/21	7,520,000	9,276,747
5% 8/1/22	4,290,000	5,264,302
5% 8/1/23	5,000,000	6,103,250
5% 8/1/24	4,215,000	5,126,957
5% 8/1/25	4,965,000	6,010,977
5% 8/1/26	3,205,000	3,859,814
5% 8/1/27	2,460,000	2,953,943
5% 8/1/28	3,480,000	4,161,697
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity)	135,000	136,705
Series 1998 A, 5.25% 8/1/13	330,000	331,188
Series A, 5% 8/1/15 (Escrowed to Maturity)	950,000	1,068,912
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	21,960,000	26,329,820
Series 1998 B:
5.5% 8/1/15 (Escrowed to Maturity)	1,500,000	1,682,640
5.5% 8/1/16 (Escrowed to Maturity)	1,425,000	1,689,751
Series 2002 J, 5.5% 8/1/20	1,000,000	1,285,310
Series 2005 A:
5.25% 8/1/21	12,645,000	15,048,562
5.25% 8/1/24	9,000,000	10,587,690
Series 2006 A, 5% 8/1/41	9,000,000	9,919,890
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,289,940
5% 8/1/25 (FSA Insured)	2,000,000	2,268,780
5% 8/1/26 (FSA Insured)	2,000,000	2,263,520
5% 8/1/27 (FSA Insured)	2,000,000	2,259,140
5% 8/1/28 (FSA Insured)	2,000,000	2,254,780
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2009 A:
5% 8/1/34	$ 6,350,000	$ 7,496,937
5% 8/1/39	8,360,000	9,806,949
Series 2009 B, 5% 8/1/22	2,540,000	3,060,725
Series 2011 B, 5% 8/1/41	16,000,000	18,390,080
Series 2011 C:
5% 8/1/24	22,090,000	27,139,995
5% 8/1/25	14,235,000	17,463,783
5.25% 8/1/42	8,425,000	9,971,830
Series 2012 A, 5% 8/1/37	8,000,000	9,320,160
Series J, 5% 8/1/42	100,000	100,213
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,050,290
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,678,813
5% 4/1/20	1,840,000	2,264,727
5% 4/1/21	1,915,000	2,320,271
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,668,873
4% 3/1/16	3,355,000	3,699,257
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,497,027
5% 5/15/25	1,150,000	1,353,976
5% 10/15/15	500,000	564,580
5% 10/15/16	1,675,000	1,960,437
5% 10/15/17	1,665,000	2,002,446
5% 10/15/19	500,000	626,610
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,272,703
5% 9/1/18 (AMBAC Insured)	1,090,000	1,185,048
5% 9/1/19 (AMBAC Insured)	1,085,000	1,176,921
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,450,017
5% 2/1/22	1,245,000	1,564,579
5% 2/1/23	1,185,000	1,500,080
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	583,263
5% 4/1/39	2,000,000	2,173,140
5.5% 4/1/27	2,510,000	2,928,819
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,551,123
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,372,586
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,913,240
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,213,631
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,110,090
5% 8/1/16 (FSA Insured)	8,000,000	9,174,560
5% 8/1/17 (FSA Insured)	5,000,000	5,825,700
5% 8/1/18 (FSA Insured)	7,210,000	8,319,475
5.75% 8/1/14 (FSA Insured)	4,000,000	4,360,160
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,206,690
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,202,960
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,198,630
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,637,476
5% 12/1/16	2,340,000	2,702,443
5% 12/1/17	1,965,000	2,326,049
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,413,106
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	23,186,600
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,628,680
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,877
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,909
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,755
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,828
		2,456,012,431
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000,000	$ 3,059,130
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,979,514
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	3,500,000	3,614,310
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,582,500
Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (a)	5,400,000	5,031,288
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,802,560
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,344,559
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	47,350,000	9,574,644
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	1,186,278
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	337,785
0% 8/1/47 (AMBAC Insured)	48,100,000	6,896,578
Series 2009 A:
6% 8/1/42	3,800,000	4,221,078
6.5% 8/1/44	5,345,000	6,195,496
Series 2010 A, 0% 8/1/33	23,950,000	7,602,928
Series 2011 C:
0% 8/1/38	4,960,000	1,249,077
0% 8/1/39	43,460,000	10,346,957
0% 8/1/41	6,775,000	1,412,791
		77,437,473
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	722,526
5.25% 10/1/16	750,000	802,193
Series 2009 A, 6.75% 10/1/37	4,000,000	4,660,440
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,556,655
Series 2009 B, 5% 10/1/25	2,800,000	3,077,200
		10,819,014
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,348,791,557)	2,549,980,270
NET OTHER ASSETS (LIABILITIES) - 1.2%	30,204,953
NET ASSETS - 100%	$ 2,580,185,223
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,115,293 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 8,511,715
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,348,741,765. Net unrealized appreciation aggregated $201,238,505, of which $204,673,769 related to appreciated investment securities and $3,435,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2012

1.809069.109

MFS-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.55% 11/7/12, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
Colorado - 0.1%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MT 741, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,360,000	7,360,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.48% 11/7/12, VRDN (a)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.31% 11/7/12, LOC Comerica Bank, VRDN (a)(d)	4,110,000	4,110,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.5% 11/7/12, VRDN (a)	2,400,000	2,400,000
Maine - 0.2%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.44% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	9,000,000	9,000,000
Massachusetts - 62.2%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.38% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	2,555,000	2,555,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.21% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	800,000	800,000
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.19% 11/7/12, LOC Fannie Mae, VRDN (a)(d)	13,695,000	13,695,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	101,175,000	101,175,000
Series PT 4368, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,025,000	15,025,000
Series ROC II R 11933, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series 2008 A1, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	98,500,000	98,500,000
Series 2008 A2, 0.2% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	91,165,000	91,165,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	$ 13,335,000	$ 13,335,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.25% 11/7/12, LOC Citibank NA, VRDN (a)	47,675,000	47,675,000
Series 2010 A2, 0.18% 11/7/12, LOC Wells Fargo Bank NA, VRDN (a)	99,065,000	99,065,000
Series 2010 A3, 0.21% 11/7/12, LOC Bank of America NA, VRDN (a)	79,345,000	79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.62% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	1,700,000	1,700,000
(Monkiewicz Realty Trust Proj.) 0.67% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	2,880,000	2,880,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.23% 11/7/12, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.25% 11/7/12, LOC Fannie Mae, VRDN (a)(d)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.23% 11/7/12, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.21% 11/7/12, LOC Fannie Mae, VRDN (a)(d)	18,450,000	18,450,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.22% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	14,600,000	14,600,000
(Tammy Brook Apts. Proj.) Series 2009, 0.22% 11/7/12, LOC Freddie Mac, VRDN (a)	6,400,000	6,400,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.22% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,325,000	4,325,000
(Berkshire School Proj.) Series 2001, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,575,000	9,575,000
(Boston Univ. Proj.):
Series U-5A, 0.18% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	15,925,000	15,925,000
Series U-5B, 0.21% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	15,600,000	15,600,000
Series U-6E, 0.19% 11/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	20,925,000	20,925,000
Series U3, 0.2% 11/7/12, LOC Northern Trust Co., VRDN (a)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.21% 11/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 14,510,000	$ 14,510,000
(Clark Univ. Proj.) 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	31,130,000	31,130,000
(College of the Holy Cross Proj.) Series 2008 A, 0.22% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	20,500,000	20,500,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.2% 11/7/12, LOC Bank of America NA, VRDN (a)	13,490,000	13,490,000
Series 2008, 0.2% 11/7/12, LOC Bank of America NA, VRDN (a)	26,265,000	26,265,000
(Fay School Proj.) Series 2008, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	16,110,000	16,110,000
(Fessenden School Proj.) Series 2001, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,355,000	11,355,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.25% 11/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,540,000	2,540,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,505,000	4,505,000
(ISO New England, Inc. Proj.) Series 2005, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	31,890,000	31,890,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.25% 11/7/12, LOC Bank of America NA, VRDN (a)	9,485,000	9,485,000
(Lasell Village Proj.) Series 2007, 0.35% 11/7/12, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(Meadowbrook School Proj.) Series 2000, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,075,000	3,075,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.23% 11/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,960,000	4,960,000
(Olin College Proj.):
Series 2008 C2, 0.25% 11/1/12, LOC RBS Citizens NA, VRDN (a)	35,200,000	35,200,000
Series 2008 C3, 0.25% 11/1/12, LOC RBS Citizens NA, VRDN (a)	38,365,000	38,365,000
(Smith College Proj.):
Series 2001, 0.19% 11/7/12, VRDN (a)	2,269,000	2,269,000
Series 2002, 0.19% 11/7/12, VRDN (a)	4,678,000	4,678,000
Series 2007, 0.18% 11/7/12 (Liquidity Facility TD Banknorth, NA), VRDN (a)	56,200,000	56,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.22% 11/7/12, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Williston Northampton School Proj.) Series 2010, 0.22% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	$ 7,200,000	$ 7,200,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	18,635,000	18,635,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	9,300,000	9,300,000
Participating VRDN:
Series Putters 3840, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series Putters 4691, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	6,250,000	6,250,000
Series ROC II R 11999X, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,300,000	3,300,000
Series WF 10 56C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	19,895,000	19,895,000
Series 2006, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,300,000	11,300,000
Series 2007 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000,000	9,000,000
Series 2007 B, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,975,000	12,975,000
Series 2011 A, 0.22% 11/7/12, LOC RBS Citizens NA, VRDN (a)	12,870,000	12,870,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.24% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series BC 11 101W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,880,000	5,880,000
Series BC 12 119 W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	24,440,000	24,440,000
Series Clipper 07 06, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series Clipper 07 39, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	14,325,000	14,325,000
Series EGL 07 0124, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	43,000,000	43,000,000
Series Merlots 2008-C54, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	13,100,000	13,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2022, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 35,995,000	$ 35,995,000
Series Putters 2648, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,250,000	9,250,000
Series Putters 3699, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,320,000	8,320,000
Series Putters 3896, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500,000	7,500,000
Series Putters 3898, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series Putters 4247, 0.19% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,495,000	12,495,000
Series Putters 802, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	16,600,000	16,600,000
Series Putters 803, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	21,800,000	21,800,000
Series 2001 C, 0.19% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	178,390,000	178,390,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	23,700,000	23,700,000
Series 2009 J2, 0.23% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	37,510,000	37,510,000
(Bentley College Proj.) Series K, 0.18% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,300,000	15,300,000
(Boston Univ. Proj.) Series H, 0.2% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	19,725,000	19,725,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.2% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	59,400,000	59,400,000
Series 2010 N3, 0.18% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	28,300,000	28,300,000
Series 2010 N4, 0.24% 11/1/12, LOC JPMorgan Chase Bank, VRDN (a)	95,935,000	95,935,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,930,000	12,930,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.19% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	23,500,000	23,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Fairview Extended Care Proj.) Series B, 0.26% 11/7/12, LOC Bank of America NA, VRDN (a)	$ 26,580,000	$ 26,580,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.18% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	2,600,000	2,600,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (a)	37,075,000	37,075,000
Series 2006 H, 0.27% 11/7/12, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.19% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	38,065,000	38,065,000
Series D6, 0.2% 11/1/12, VRDN (a)	7,490,000	7,490,000
(Peabody Essex Museum Proj.) Series 2002, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	14,525,000	14,525,000
(Wellesley College Proj.) Series B, 0.18% 11/7/12, VRDN (a)	4,200,000	4,200,000
(Williams College Proj.) Series J, 0.21% 11/7/12, VRDN (a)	31,279,000	31,279,000
(Winchester Hosp. Proj.) Series 2004 F, 0.33% 11/5/12, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Participating VRDN:
Series BA 08 1056, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	3,290,000	3,290,000
Series BA 08 3320, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	3,810,000	3,810,000
Series BBT 08 54, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,505,000	12,505,000
Series BBT 08 56, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,395,000	15,395,000
Series BC 10 15W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	7,185,000	7,185,000
Series BC 10 20W, 0.21% 11/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,785,000	9,785,000
Series Clipper 07 08, 0.21% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	15,450,000	15,450,000
Series Putters 3104, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,620,000	3,620,000
Series Putters 3529, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	26,660,000	26,660,000
Series Putters 3530, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3531, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 12,495,000	$ 12,495,000
Series Putters 3548, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series ROC II R 11824, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,665,000	2,665,000
Series ROC II R 11913, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,975,000	2,975,000
Series 2009 O-1, 0.21% 11/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	46,950,000	46,950,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.25% 11/7/12, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	27,870,000	27,870,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.22% 11/7/12, LOC Fannie Mae, VRDN (a)(d)	20,300,000	20,300,000
Series 2009 A, 0.24% 11/7/12, LOC Bank of America NA, VRDN (a)	6,850,000	6,850,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.17% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	800,000	800,000
(BBB Esq. LLC Proj.) Series 1996, 1.17% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	1,700,000	1,700,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.27% 11/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	480,000	480,000
(Brady Enterprises Proj.) Series 1996, 1.17% 11/2/12, LOC Bank of America NA, VRDN (a)(d)	1,050,000	1,050,000
(Decas Cranberry Proj.) Series 1997, 0.32% 11/7/12, LOC TD Banknorth, NA, VRDN (a)(d)	1,875,000	1,875,000
(United Plastics Proj.) Series 1997, 0.77% 11/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,145,000	1,145,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	14,070,000	14,070,000
Series 2008 A, 0.21% 11/7/12, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
Series 2010 D, 0.21% 11/7/12, LOC Bank of America NA, VRDN (a)(d)	98,890,000	98,890,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.21% 11/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	$ 37,100,000	$ 37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	4,000,000	4,000,000
Series BA 08 1082, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,620,000	7,620,000
Series BA 08 3307, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	52,600,000	52,600,000
Series EGL 07 0032, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	46,095,000	46,095,000
Series MS 3228X, 0.27% 11/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
Series Putters 2479Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,340,000	2,340,000
Series Putters 3691, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,100,000	2,100,000
Series Putters 3990, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4030, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,070,000	3,070,000
Series ROC II R 14021, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series ROC II R 12254, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	18,900,000	18,900,000
Series Solar 05 03, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	20,125,000	20,125,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,340,000	15,340,000
Series Clipper 06 11, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 3159, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 15,490,000	$ 15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,300,000	5,300,000
Series EGL 7050011 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series Putters 2848, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	19,075,000	19,075,000
Series Putters 4176, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,980,000	5,980,000
Series ROC II R 11914, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	1,750,000	1,750,000
Series ROC II R 11968, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,185,000	5,185,000
Series Solar 06 86, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	21,855,000	21,855,000
Series 2008 B, 0.24% 11/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	98,530,000	98,530,000
Series 2008 F, 0.2% 11/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	700,000	700,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	104,605,000	104,605,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.24% 11/7/12, LOC Lloyds TSB Bank PLC, VRDN (a)	137,020,000	137,020,000
Weston Gen. Oblig. Participating VRDN Series Putters 4047, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	9,495,000	9,495,000
		3,408,271,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.55% 11/7/12, VRDN (a)(d)	3,400,000	3,400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.47% 11/7/12, VRDN (a)(d)	3,400,000	3,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.33% 11/7/12, LOC KeyBank NA, VRDN (a)	$ 500,000	$ 500,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.42% 11/7/12, VRDN (a)	1,200,000	1,200,000
Series B, 0.35% 11/7/12, VRDN (a)	11,800,000	11,800,000
		13,000,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.21% 11/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	34,110,000	34,110,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.3% 11/1/12, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Texas - 0.3%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.24% 11/7/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Series 2012, 0.24% 11/7/12 (Total SA Guaranteed), VRDN (a)	10,000,000	10,000,000
		15,000,000
TOTAL VARIABLE RATE DEMAND NOTE		3,513,851,000
Other Municipal Debt - 23.9%

Massachusetts - 23.9%
Andover Gen. Oblig. BAN 1.5% 12/20/12	2,000,000	2,003,201
Belmont Gen. Oblig. BAN 1.5% 4/25/13	14,000,000	14,088,375
Billerica Gen. Oblig. BAN Series 2012, 1% 5/17/13	11,750,000	11,800,759
Boston Gen. Oblig. Bonds:
Series 2011 A, 4% 4/1/13	5,620,000	5,708,639
Series 2012 A, 2% 4/1/13	8,060,000	8,120,586
Series 2012 B, 2% 2/1/13	11,495,000	11,547,322
Cambridge Gen. Oblig. Bonds:
Series 2007 B, 5% 2/1/13	1,000,000	1,012,020
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Cambridge Gen. Oblig. Bonds: - continued
Series 2010, 3% 2/15/13	$ 1,275,000	$ 1,285,283
Series 2012, 2% 2/15/13	3,825,000	3,845,013
Carlisle Gen. Oblig. BAN 1.25% 11/16/12	13,436,000	13,441,542
Chicopee Gen. Oblig. BAN 2% 11/29/12	5,000,000	5,005,977
Concord & Carlisle Reg'l. School District BAN 1.5% 12/14/12	5,000,000	5,007,647
Danvers Gen. Oblig. BAN 1.25% 7/3/13	5,026,000	5,061,198
Fitchburg Gen. Oblig. Bonds 2% 12/1/12	1,270,000	1,271,660
Framingham Gen. Oblig. BAN 0.5% 12/14/12	39,000,000	39,015,941
Franklin Gen. Oblig. BAN 1.25% 8/16/13	22,300,000	22,485,986
Gloucester Gen. Oblig. BAN 0.6% 2/8/13	14,155,594	14,171,515
Lexington Gen. Oblig.:
BAN Series 2012 B, 0.5% 2/22/13	13,100,000	13,113,660
Bonds Series 2012, 5% 2/15/13	1,118,000	1,133,516
Marblehead Gen. Oblig. BAN 1.25% 8/9/13	14,911,000	15,031,174
Marshfield Gen. Oblig. BAN 0.75% 11/15/12	5,577,000	5,578,081
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 1.5% 1/1/13	3,480,000	3,487,671
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2012 C, 5.25% 7/1/13	535,000	552,652
Massachusetts Commonwealth Trans. Fund Rev. Bonds (Accelerated Bridge Prog.) Series 2012 A, 2% 6/1/13	6,780,000	6,851,003
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2010 B, 5% 1/1/13	4,500,000	4,535,177
Massachusetts Dev. Fin. Agcy. Series 2001, 0.18% 12/3/12, LOC TD Banknorth, NA, CP	8,326,000	8,326,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.5% tender 11/26/12, CP mode (d)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001. 0.2% 12/6/12, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/12	13,885,000	13,885,000
Series 2002 C:
5.5% 11/1/12	10,750,000	10,750,000
5.5% 11/1/13	2,550,000	2,683,473
Series 2002 E, 5.5% 1/1/13	3,135,000	3,162,699
Series 2004 A, 5.25% 8/1/13	3,000,000	3,113,012
Series 2007 B:
4% 11/1/12	1,000,000	1,000,000
5% 11/1/12	1,035,000	1,035,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2010 A, 0.59% 2/1/13 (a)	$ 1,700,000	$ 1,700,000
Series 2010 B, 4% 6/1/13	1,000,000	1,021,990
Series 2012 A, 0.19% 2/1/13 (a)	35,000,000	35,000,000
RAN Series 2012 A:
2% 4/25/13	124,900,000	125,998,232
2% 5/23/13	273,700,000	276,483,311
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series 2008 H1:
0.19% tender 3/6/13, CP mode	15,100,000	15,100,000
0.19% tender 3/7/13, CP mode	12,500,000	12,500,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H1:
0.14% tender 11/8/12, CP mode	16,400,000	16,400,000
0.18% tender 1/10/13, CP mode	10,660,000	10,660,000
(Partners Healthcare Sys., Inc. Proj.) Series 2008 H1, 0.18% tender 2/6/13, CP mode	20,000,000	20,000,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2:
0.14% tender 11/2/12, CP mode	19,790,000	19,790,000
0.14% tender 11/5/12, CP mode	14,040,000	14,040,000
0.17% tender 12/5/12, CP mode	7,020,000	7,020,000
0.18% tender 1/9/13, CP mode	19,790,000	19,790,000
Series 2010 J2, 5% 7/1/13	450,000	463,913
Series G, 5% 7/1/13	100,000	102,997
Series EE:
0.15% 11/2/12, CP	16,381,000	16,381,000
0.15% 11/5/12, CP	50,000,000	50,000,000
0.15% 11/8/12, CP	7,750,000	7,750,000
0.15% 11/9/12, CP	8,500,000	8,500,000
0.17% 12/14/12, CP	29,800,000	29,800,000
0.21% 2/13/13, CP	11,036,000	11,036,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 11/28/12, CP mode	8,960,000	8,960,000
Series 1993 A, 0.45% tender 11/26/12, CP mode	300,000	300,000
Series 1993 B, 0.5% tender 12/7/12, CP mode	1,950,000	1,950,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/13	1,500,000	1,545,410
Massachusetts Port Auth. Rev.:
Series 2012 A:
0.16% 12/7/12, LOC TD Banknorth, NA, CP	4,000,000	4,000,000
0.16% 12/7/12, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2012 B:
0.16% 12/7/12, LOC TD Banknorth, NA, CP (d)	$ 12,000,000	$ 12,000,000
0.16% 12/7/12, LOC TD Banknorth, NA, CP (d)	15,000,000	15,000,000
0.16% 12/7/12, LOC TD Banknorth, NA, CP (d)	53,000,000	53,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	14,835,000	14,835,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Hwy. Grant Prog.) Series 2010 A, 5% 6/15/13	4,065,000	4,185,339
Series 1997 A, 5.5% 6/1/13	1,000,000	1,030,849
Series 2010 A:
3% 12/15/12	1,700,000	1,705,764
4% 12/15/12	11,070,000	11,120,385
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 11/2/12, CP mode (d)	12,200,000	12,200,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.8% tender 11/9/12, CP mode	200,000	200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	15,400,000	15,400,000
Series 1999, 0.17% 1/17/13, LOC State Street Bank & Trust Co., Boston, CP	18,000,000	18,000,000
Melrose Gen. Oblig. BAN 1.5% 11/15/12	12,125,000	12,130,731
Millis Gen. Oblig. BAN 2% 2/22/13	5,118,038	5,144,481
Nantucket Gen. Oblig. BAN 1.25% 6/7/13	8,968,090	9,024,163
Needham Gen. Oblig. BAN 1.5% 7/2/13	5,008,000	5,051,342
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	18,708,600	18,835,492
Somerville Gen. Oblig. BAN 1.25% 6/28/13	8,399,962	8,455,888
Stow Gen. Oblig. BAN 1.25% 5/28/13	8,000,000	8,048,063
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2004 1, 5.25% 11/1/13	1,000,000	1,049,466
Univ. of Massachusetts Bldg. Auth. Rev. Bonds Series 2, 5% 11/1/12	1,100,000	1,100,000
Waltham Gen. Oblig. BAN 1.25% 6/28/13	9,500,000	9,565,129
Wellesley Gen. Oblig. BAN 1.25% 6/21/13	3,000,000	3,019,965
West Springfield Gen. Oblig. BAN 1.25% 6/28/13	12,165,000	12,242,824
Westfield Gen. Oblig. BAN:
Series 2012 A, 1.25% 4/12/13	12,220,000	12,264,814
0.75% 12/14/12	15,100,000	15,110,096
1.25% 10/25/13	5,000,000	5,047,897
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Winchester Gen. Oblig. BAN 1.25% 7/2/13	$ 13,320,000	$ 13,414,682
Woburn Gen. Oblig. BAN 1% 5/3/13	6,240,000	6,264,711
Worcester Gen. Oblig. Bonds Series 2012, 3% 11/1/13	4,448,000	4,568,275
TOTAL OTHER MUNICIPAL DEBT		1,308,968,991
Investment Company - 12.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.23% (b)(c)	670,847,000	670,847,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,493,666,991)		5,493,666,991
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,549,917)
NET ASSETS - 100%		$ 5,480,117,074
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,235,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 7/9/12	$ 14,835,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,044,100
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2012, the cost of investment securities for income tax purposes was $5,493,666,991.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012